Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Earnings Per Share (EPS) [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The calculation of basic and diluted earnings per share is shown below:

	2024	2023	2022

Numerator
Net profit attributable to the owners of the Holding Company	198,875	168,900	176,828
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.46	0.39	0.41